Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 9 — Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	As of December 31,
	2025	2024

Acquisition of subsidiaries*	$—	$127,537
Salary payable	5,315	1,932
Others	5,692	32,604
Total	$11,007	$162,073

*	Hang Feng acquired 100% equity interest in Shine Prosperity by way of purchase on December 30, 2024. The price for the acquisition of the equity interest was US$193,237, which was due as of December 31, 2024 and was subsequently paid on January 28, 2025 (see Note 3). Of this acquisition, 66% of the shares were with third parties for US$127,537 reflected here, and 34% of the shares were with a related party for US$65,700 (see Note 13).